Expense Example, No Redemption - (Allspring Specialty Funds - Classes A, C, Administrator, Institutional) - Class C	Mar. 31, 2025 USD ($)
(Allspring Innovation Fund)
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 200
Expense Example, No Redemption, 3 Years	635
Expense Example, No Redemption, 5 Years	1,096
Expense Example, No Redemption, 10 Years	2,373
(Allspring Precious Metals Fund)
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	187
Expense Example, No Redemption, 3 Years	595
Expense Example, No Redemption, 5 Years	1,029
Expense Example, No Redemption, 10 Years	2,237
(Allspring Utility and Telecommunications Fund)
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	182
Expense Example, No Redemption, 3 Years	588
Expense Example, No Redemption, 5 Years	1,020
Expense Example, No Redemption, 10 Years	$ 2,223